BUSINESS COMBINATION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Business Combinations [Abstract]
BUSINESS COMBINATION
BUSINESS COMBINATION
On October 28, 2015, the Company completed the purchase of all the outstanding shares of Plentyoffish Media Inc. ("PlentyOfFish"), a leading provider of subscription-based and ad-supported online personals servicing North America, Europe, Latin America and Australia. Services are provided through websites and mobile applications that PlentyOfFish owns and operates. The purchase price was $575 million in cash, subject to a working capital adjustment not yet finalized. The financial results of PlentyOfFish are included in Match Group's consolidated financial statements, within the Dating segment, beginning October 28, 2015.
The unaudited pro forma financial information in the table below presents the combined results of Match Group and PlentyOfFish as if the acquisition of PlentyOfFish had occurred on January 1, 2015. The pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of what the results would have been had the acquisition actually occurred on the date specified above. For the three months ended March 31, 2015, pro forma adjustments reflected below include a decrease to revenue of $6.6 million related to a write-off of deferred revenue at the date of acquisition and an increase of $3.8 million in amortization of intangible assets.

Three Months Ended March 31, 2015
(In thousands, except per share data)

Revenue	$246,953
Net earnings attributable to Match Group, Inc. shareholders	$26,991
Basic earnings per share attributable to Match Group, Inc. shareholders	$0.13
Diluted earnings per share attributable to Match Group, Inc. shareholders	$0.13

BUSINESS COMBINATION
On October 28, 2015, the Company completed the purchase of all the outstanding shares of Plentyoffish Media Inc. ("PlentyOfFish"), a leading provider of subscription-based and ad-supported online personals servicing North America, Europe, Latin America and Australia. Services are provided through websites and mobile applications that PlentyOfFish owns and operates. The purchase price was $575 million in cash, subject to a working capital adjustment not yet finalized.
The financial results of PlentyOfFish are included in Match Group's consolidated financial statements, within the Dating segment, beginning October 28, 2015. For the year ended December 31, 2015, the Company included $8.0 million of revenue and $0.7 million net earnings in its consolidated statement of operations related to PlentyOfFish. The estimated fair value of the assets acquired and liabilities assumed of PlentyOfFish reflected in the consolidated balance sheet at December 31, 2015 are preliminary. The Company is in the process of completing its determination of the fair values of assets acquired and liabilities assumed and the preliminary fair values are subject to revision. These fair values are expected to be finalized in the first quarter of 2016.
The table below summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

(In thousands)
Cash and cash equivalents	$4,626
Other current assets	4,460
Computer and other equipment	2,990
Goodwill	489,494
Intangible assets	84,100
Other non-current assets	1,073
Total assets	586,743
Current liabilities	(6,418)
Other long-term liabilities	(5,325)
Net assets acquired	$575,000

The purchase price was based on the expected financial performance of PlentyOfFish, not on the value of the net identifiable assets at the time of acquisition, which resulted in a significant portion of the purchase price being attributed to goodwill. The expected financial performance of PlentyOfFish reflects that it is complementary and synergistic to the existing Dating businesses.
Intangible assets are as follows:

	(In thousands)	Weighted-Average Useful Life (Years)
Indefinite-lived trade name	$66,300	Indefinite
Customer relationships	10,100	Less than 1
New registrants	3,100	Less than 1
Non-compete agreement	3,000	5
Developed technology	1,600	2
Total intangible assets acquired	$84,100

PlentyOfFish's other current assets, property and equipment, other non-current assets, current liabilities and other long-term liabilities were reviewed and adjusted to their fair values at the date of acquisition, as necessary. The fair values of trade names, customer relationships and the non-compete agreement were determined using variations of the income approach; specifically, in respective order, the relief from royalty, excess earnings and with or without methodologies. The fair values of new registrants and developed technology were determined using a cost approach that utilized the cost to replace methodology. The valuations of the intangible assets incorporate significant unobservable inputs and require significant judgment and estimates, including the amount and timing of future cash flows and the determination of royalty and discount rates. The amount attributed to goodwill is not tax deductible.
Pro forma Financial Information
The unaudited pro forma financial information in the table below presents the combined results of Match Group and PlentyOfFish as if the acquisition of PlentyOfFish had occurred on January 1, 2014. The pro forma financial information includes adjustments required under the acquisition method of accounting and is presented for informational purposes only and is not necessarily indicative of what the results would have been had the acquisition actually occurred on the date specified above. For the years ended December 31, 2015 and 2014, pro forma adjustments reflected below include increases of $1.4 million and $14.6 million, respectively, in amortization of intangible assets.

	Years Ended December 31,
	2015	2014
	(In thousands, except per share data)
Revenue	$1,098,785	$936,614
Net earnings attributable to Match Group, Inc. shareholders	156,510	156,444
Basic earnings per share attributable to Match Group, Inc. shareholders	0.90	0.97
Diluted earnings per share attributable to Match Group, Inc. shareholders	0.85	0.93